SCHEDULE OF RESTATEMENTS IN THE CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 18,193,616	$ 8,294,804	[1]
Cost of Revenue	(9,554,327)	(5,537,346)	[1]
Gross Profit	$ 8,639,289	2,757,458	[1]
Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		12,778,262
Cost of Revenue		(10,020,804)
Gross Profit		2,757,458
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenue		(4,483,458)
Cost of Revenue		4,483,458
Gross Profit

[1]	Restatement details in Note 2